Comprehensive Earnings (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, as reflected on the Consolidated Balance Sheets, is comprised of the following:

(In millions)	December 31, 2014	December 31, 2013
Accumulated other comprehensive loss:
Net unrealized gains on marketable securities, net of tax	$0.3	$0.3
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax	(19.5)	(8.7)
Net unrecognized (losses) gains on derivatives, net of tax	(28.4)	84.8
Foreign currency translation adjustment	(939.4)	(316.5)
	$(987.0)	$(240.1)

Components of Other Comprehensive Loss
Components of other comprehensive earnings (loss), before tax, consist of the following:

	Year Ended December 31, 2014
	Gains and Losses on Derivatives in Cash Flow Hedging Relationships			Gains and Losses on Marketable Securities	Defined Benefit Plan Items	Foreign Currency Translation Adjustment	Totals
(In millions)	Foreign currency forward contracts	Interest rate swaps	Total
Balance at December 31, 2013, net of tax			$84.8	$0.3	$(8.7)	$(316.5)	$(240.1)
Other comprehensive (loss) earnings before reclassifications, before tax			(231.1)	—	(12.8)	(622.9)	(866.8)
Amounts reclassified from accumulated other comprehensive loss, before tax:
Loss on foreign exchange forward contracts classified as cash flow hedges, included in net sales	(47.9)		(47.9)				(47.9)
Loss on interest rate swaps classified as cash flow hedges, included in interest expense		(0.6)	(0.6)				(0.6)
Amortization of prior service costs included in SG&A expenses					(0.3)		(0.3)
Amortization of actuarial loss included in SG&A expenses					(0.7)		(0.7)
Amounts reclassified from accumulated other comprehensive loss, before tax			(48.5)	—	(1.0)	—	(49.5)
Net other comprehensive (loss) earnings, before tax			(182.6)	—	(11.8)	(622.9)	(817.3)
Income tax (benefit) provision			(69.4)	—	(1.0)	—	(70.4)
Balance at December 31, 2014, net of tax			$(28.4)	$0.3	$(19.5)	$(939.4)	$(987.0)

	Year Ended December 31, 2013
	Gains and Losses on Derivatives in Cash Flow Hedging Relationships			Gains and Losses on Marketable Securities	Defined Benefit Plan Items	Foreign Currency Translation Adjustment	Totals
(In millions)	Foreign currency forward contracts	Interest rate swaps	Total
Balance at December 31, 2012, net of tax			$(30.8)	$1.0	$(13.9)	$(42.8)	$(86.5)
Other comprehensive earnings (loss) before reclassifications, before tax			117.6	(1.2)	9.7	(273.7)	(147.6)
Amounts reclassified from accumulated other comprehensive loss, before tax:
Loss on foreign exchange forward contracts classified as cash flow hedges, included in net sales	(60.5)		(60.5)				(60.5)
Loss on interest rate swaps classified as cash flow hedges, included in interest expense		(1.5)	(1.5)				(1.5)
Loss on interest rate swaps classified as cash flow hedges, included in other (expense) income, net		(0.8)	(0.8)				(0.8)
Realized loss on sale of marketable securities, included in other (expense) income, net				(0.1)			(0.1)
Amortization of prior service costs included in SG&A expenses					0.3		0.3
Amortization of actuarial gain included in SG&A expenses					1.2		1.2
Amounts reclassified from accumulated other comprehensive loss, before tax			(62.8)	(0.1)	1.5	—	(61.4)
Net other comprehensive (loss) earnings, before tax			180.4	(1.1)	8.2	(273.7)	(86.2)
Income tax provision (benefit)			64.8	(0.4)	3.0	—	67.4
Balance at December 31, 2013, net of tax			$84.8	$0.3	$(8.7)	$(316.5)	$(240.1)

(In millions)	Year Ended December 31, 2012
Defined benefit plans:
Unrecognized gain (loss) and prior service cost arising during the period	$(13.3)
Less: Actuarial loss included in net earnings	(2.0)
Less: Amortization of actuarial gain included in net earnings	(0.4)
Net change in unrecognized losses and prior service cost related to defined benefit plans	$(10.9)

Derivatives in cash flow hedging relationships:
Amount of loss recognized in AOCE on derivatives (effective portion)	$(28.1)
Less: Reclassification of loss from AOCE into earnings (effective portion)	(46.6)
Net unrecognized loss on derivatives	$18.5

Net unrealized gain on marketable securities:
Unrealized gain on marketable securities	$—
Less: Reclassification for gain included in net earnings	0.1
Net unrealized gain on marketable securities	$(0.1)